Mortgage Servicing Rights - Changes in Fair Value of Capitalized MSRs (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Transfers and Servicing of Financial Assets [Abstract]
Balance at beginning of period	$ 2,953	$ 2,210	$ 2,546
Rights purchased	156	42	34
Rights capitalized	590	1,136	1,030
Rights sold	(255)	2	3
Changes in fair value of MSRs
Due to fluctuations in market interest rates	804	272	(719)
Due to revised assumptions or models	(29)	(196)	(12)
Other changes in fair value	$ (464)	$ (513)	$ (672)
Servicing Asset, Fair Value, Change in Fair Value, Other, Statement of Income or Comprehensive Income [Extensible Enumeration]	Fees and Commissions, Mortgage Banking and Servicing	Fees and Commissions, Mortgage Banking and Servicing	Fees and Commissions, Mortgage Banking and Servicing
Balance at end of period	$ 3,755	$ 2,953	$ 2,210